CONSOLIDATED STATEMENT OF FINANCIAL POSITION - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	₺ 104,625,744	₺ 96,228,806
Right-of-use assets	10,173,872	8,859,214
Intangible assets	81,872,362	84,478,038
Investment properties	187,334	205,545
Trade receivables	328,034	470,476
Receivables from financial services	367,149	856,960
Contract assets	165,004	146,228
Financial assets at fair value through other comprehensive income	11,852,172	153,075
Financial assets at fair value through profit or loss	5,961,731	781,797
Deferred tax assets	2,537,878	1,629,674
Investments in equity accounted investees	5,294,025	8,474,482
Other non-current assets	7,217,678	6,396,589
Total non-current assets	230,582,983	208,680,884
Inventories	674,611	780,377
Trade receivables	16,463,247	15,774,312
Due from related parties	246,529	247,426
Receivables from financial services	7,142,345	8,434,770
Contract assets	5,200,448	4,608,194
Derivative financial instruments	2,043,112	2,952,207
Financial assets at amortized cost	1,065,899
Financial assets at fair value through other comprehensive income	2,241,429
Financial assets at fair value through profit or loss	3,573,688	12,806,149
Cash and cash equivalents	68,934,333	72,158,656
Other current assets	6,106,995	5,595,793
Subtotal	113,692,636	123,357,884
Assets held for sale		24,697,101
Total current assets	113,692,636	148,054,985
Total assets	344,275,619	356,735,869
Equity
Share capital	46,684,221	46,684,221
Share premium	41,937	11,093
Treasury shares	(1,328,153)	(1,070,296)
Reserves	2,210,127	8,049,087
Remeasurements of defined benefit plan	(3,088,502)	(2,955,739)
Retained earnings	142,446,900	125,781,534
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	186,966,530	176,499,900
Non-controlling interests		(18,703)
Total equity	186,966,530	176,481,197
Liabilities
Borrowings	52,435,164	83,662,659
Trade and other payables	168,819	1,603,615
Due to related parties	253	55,350
Employee benefit obligations	3,032,078	2,963,122
Provisions	1,918,775	1,991,611
Deferred tax liabilities	5,249,745	3,300,735
Contract liabilities	2,152,853	1,723,399
Other non-current liabilities	1,517,404	1,607,611
Total non-current liabilities	66,475,091	96,908,102
Borrowings	51,905,095	37,737,089
Current tax liabilities	1,120,707	308,067
Trade and other payables	29,672,414	29,751,011
Due to related parties	959,896	797,619
Deferred revenue	507,561	358,064
Provisions	4,650,358	2,852,265
Contract liabilities	1,522,500	1,894,999
Derivative financial instruments	495,467	511,635
Subtotal	90,833,998	74,210,749
Liabilities directly associated with the assets held for sale		9,135,821
Total current liabilities	90,833,998	83,346,570
Total liabilities	157,309,089	180,254,672
Total equity and liabilities	₺ 344,275,619	₺ 356,735,869